Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitment for minimum lease payments

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of June 30, as follow:

Twelve months ending June 30,	Minimum lease payment
2023	166,299
2024	337,123
2025	113,129
2026	-
2027 thereafter	-
Total future lease payment	616,551
Amount representing interest	(10,506)
Present value of operating lease liabilities	606,045
Less: current portion	325,531
Long-term portion	280,514

Schedule of other supplemental information

The following summarizes other supplemental information about the Company’s operating lease as of June 30, 2023:

Weighted average discount rate	2.81%
Weighted average remaining lease term (years)	1.83 years